Registration No. 333-129342
811-21829

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. [ ]	☐
Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 51

(Check appropriate box or boxes)

BBH TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
 (Address of Principal Executive Offices) (Zip Code)

(800) 575-1265
Registrant’s Telephone Number, including Area Code:

Corporation Services Company
2711 Centerville Road, Suite 400
Wilmington, Delaware  19808
 (Name and Address of Agent for Service)

Copies to:

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

Attn: W. John McGuire, Esq.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On January 2, 2015 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 42 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on  July 29, 2014, and, pursuant to Rule 485(a)(2), would have become effective seventy-five days thereafter.

On October 14, 2014, the Registrant filed Post-Effective Amendment No. 43, pursuant to Rule 485(b)(1)(iii), for the sole purpose of designating November 3, 2014, as the new date upon which the Amendment would become effective.  Post-Effective Amendment No. 43 incorporated by reference the information contained in Parts A, B and C of the Amendment.  Subsequently, the Registrant filed Post-Effective Amendment No. 45, pursuant to Rule 485(b)(1)(iii), for the sole purpose of designating December 3, 2014, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 47, pursuant to Rule 485(b)(1)(iii), is filed for the sole purpose of designating January 2, 2015, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 47 incorporates by references the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 47 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 2nd day of December 2014.

BBH TRUST
By:	/s/ Radford W. Klotz
Radford W. Klotz, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Radford W. Klotz	President (Principal Executive Officer)	December 2, 2014
Radford W. Klotz

	Trustee	December 2, 2014
Susan C. Livingston*

	Trustee	December 2, 2014
H. Whitney Wagner*

	Trustee	December 2, 2014
David P. Feldman*

	Trustee	December 2, 2014
Andrew S. Frazier*

	Trustee	December 2, 2014
John A. Gehret*

	Trustee	December 2, 2014
Mark M. Collins*

	Trustee	December 2, 2014
John M. Tesoro*

/s/ Charles H. Schrieber	Treasurer (Principal Financial Officer)	December 2, 2014
Charles H. Schreiber

/s/ Suzan M. Barron	Secretary	December 2, 2014
By: Suzan M. Barron, Attorney in Fact

*Signed by Suzan M. Barron pursuant to powers of attorney previously filed.